Information by business segment and geographic area (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of adjusted EBITDA

		Year ended December 31,
	Notes	2023	2022	2021
Iron ore (i)		14,888	15,670	26,471
Iron ore pellets		3,122	3,653	4,873
Other ferrous products and services		117	120	136
Iron Ore Solutions		18,127	19,443	31,480

Nickel		851	1,924	1,576
Copper		1,100	569	1,617
Energy Transition Metals		1,951	2,493	3,193

Other (ii)		(2,117)	(2,176)	(3,330)

Adjusted EBITDA from continuing operations		17,961	19,760	31,343

Depreciation, depletion and amortization		(3,070)	(3,171)	(3,034)
Impairment reversal (impairment) and results on disposal of non-current assets, net and other (ii)	16 and 19	(482)	773	(426)
Dividends received and interest from associates and joint ventures (iii)		(204)	(154)	(190)
Operating income		14,205	17,208	27,693

Equity results and other results in associates and joint ventures	15	(1,108)	305	(1,271)
Financial results	6	(1,946)	2,268	3,119
Income before income taxes		11,151	19,781	29,541

(i) Includes the reclassification of the EBITDA of Midwestern System from the Iron Ore Solutions segment to “Other” in the amounts of US$77 and US$109 for the years ended December 31, 2022 and December 31, 2021, respectively.

(ii) Includes adjustments of US$216 for the year ended December 31, 2023, to reflect the performance of the streaming transactions at market prices.

(iii) In 2022, the Company received US$65 in dividends from California Steel Industries related to the sale transaction of this investment, which was treated as part of the result of the transaction (note 16h) and, therefore, this amount was not included in the adjusted EBITDA.

		Year ended December 31,
	Notes	2023	2022	2021
Adjusted EBITDA from discontinued operations (coal)		-	171	(189)

Depreciation, depletion and amortization		-	-	(69)
Impairment and results on disposals of non-current assets, net		-	(589)	(3,282)
Dividends received and interest from associates and joint ventures		-	-	(78)
Operating loss	16(l)	-	(418)	(3,618)

Equity results and other results in associates and joint ventures		-	-	(26)
Financial results		-	3,065	447
Derecognition of noncontrolling interest		-	(585)	-
Income (loss) before income taxes from discontinued operations (coal)	16(l)	-	2,062	(3,197)

Schedule of net operating revenue by shipment destination

	Year ended December 31, 2023
	Iron Ore Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	20,641	2	-	642	292	-	21,577
Japan	2,356	279	1	583	-	-	3,219
Asia, except Japan and China	2,111	407	10	513	267	-	3,308
Brazil	1,370	1,684	502	63	-	136	3,755
United States of America	-	262	-	1,361	-	-	1,623
Americas, except United States and Brazil	1	398	1	456	41	-	897
Germany	244	55	2	458	592	-	1,351
Europe, except Germany	1,037	374	-	1,082	1,184	-	3,677
Middle East, Africa, and Oceania	-	2,342	-	35	-	-	2,377
Net operating revenue	27,760	5,803	516	5,193	2,376	136	41,784

	Year ended December 31, 2022
	Iron Ore Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	20,545	41	7	1,538	72	-	22,203
Japan	2,557	208	-	765	5	-	3,535
Asia, except Japan and China	2,028	393	13	484	154	47	3,119
Brazil	1,305	1,997	447	60	-	328	4,137
United States of America	-	218	-	1,425	-	-	1,643
Americas, except United States and Brazil	-	472	5	597	-	125	1,199
Germany	357	16	-	597	551	-	1,521
Europe, except Germany	1,396	317	-	1,126	997	-	3,836
Middle East, Africa, and Oceania	-	2,594	-	27	-	25	2,646
Net operating revenue	28,188	6,256	472	6,619	1,779	525	43,839

	Year ended December 31, 2021
	Iron Ore Solutions			Energy Transition Metals
	Iron ore (i)	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	27,296	159	55	904	189	-	28,603
Japan	3,489	488	-	514	32	-	4,523
Asia, except Japan and China	2,998	515	23	592	373	-	4,501
Brazil	1,778	2,417	425	55	-	489	5,164
United States of America	23	369	-	1,151	-	-	1,543
Americas, except United States and Brazil	5	725	29	362	40	122	1,283
Germany	558	48	12	657	759	-	2,034
Europe, except Germany	2,175	194	4	1,126	1,197	-	4,696
Middle East, Africa, and Oceania	2	2,138	-	15	-	-	2,155
Net operating revenue	38,324	7,053	548	5,376	2,590	611	54,502

(i)	Includes the reclassification of the revenues of Midwestern System from the Iron Ore Solutions segment to “Other” in the amounts of US$231 and US$377 for the years ended December 31, 2022 and December 31, 2021, respectively.

Schedule of asset by segment

	December 31, 2023				December 31, 2022
	Iron Ore Solutions	Energy Transition Metals	Other	Total	Iron Ore Solutions	Energy Transition Metals	Other	Total
Investments in associates and joint ventures	1,349	-	523	1,872	1,296	-	502	1,798
Property, plant and equipment and intangibles	38,376	18,341	3,310	60,027	33,048	19,655	2,473	55,176

Capital expenditures
Sustaining capital (i)	2,539	1,610	120	4,269	2,236	1,521	102	3,859
Project execution	1,219	358	74	1,651	866	338	383	1,587
	3,758	1,968	194	5,920	3,102	1,859	485	5,446

(i)	According to the Company's shareholders remuneration policy, dividends are calculated based on 30% of the adjusted EBITDA less sustaining capital investments. The calculation also considered the investments made on the coal discontinued operation (note 16l), which was US$38 for the year ended December 31, 2022.

Schedule of assets by geographic area

	December 31, 2023				December 31, 2022
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	1,872	9,822	33,769	45,463	1,798	8,391	28,210	38,399
Canada	-	1,808	11,890	13,698	-	1,845	11,178	13,023
Americas, except Brazil and Canada	-	-	4	4	-	-	4	4
Indonesia (i)	-	-	59	59	-	1	2,731	2,732
China	-	1	14	15	-	1	19	20
Asia, except Indonesia and China	-	-	731	731	-	-	786	786
Europe	-	-	678	678	-	-	747	747
Oman	-	-	1,251	1,251	-	-	1,263	1,263
Total	1,872	11,631	48,396	61,899	1,798	10,238	44,938	56,974

(i)	The reduction refers substantially to the reclassification of PTVI's assets presented in these financial statements as “held for sale” in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations.